Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 216,340
Payable on a fixed date	[1],[4]	488,905
Total	[1]	945,843	$ 966,049	$ 943,849
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	177,597
Payable on a fixed date	[4]	339,679
Total		685,799	691,727	686,817
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,326
Payable on a fixed date	[4]	45,680
Total		88,831	99,096	90,442
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	205
Payable on a fixed date	[4]	31,915
Total		32,120	31,086	27,091
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,001
Payable on a fixed date	[4]	16,974
Total		37,022	37,553	36,751
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,854
Payable on a fixed date	[4]	7,521
Total		19,133	18,991	17,710
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	140
Payable on a fixed date	[4]	17,463
Total		24,113	23,876	23,232
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,514
Payable on a fixed date	[4]	4,857
Total		8,898	9,134	8,102
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,703
Payable on a fixed date	[4]	24,816
Total		49,927	54,586	53,704
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	151,710
Payable on a fixed date	[4]	133,302
Total		301,069	303,798	298,821
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	62,323
Payable on a fixed date	[4]	328,063
Total		604,307	617,874	600,114
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,307
Payable on a fixed date	[4]	27,540
Total		40,467	$ 44,377	$ 44,914
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	196,465
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	144,850
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	40,780
Interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	0
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	150
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,729
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,297
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	29
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	3,630
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,615
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	180,844
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,006
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	44,133
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	23,673
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	45
Non- interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	0
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,897
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	29
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,213
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	498
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,778
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,442
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	33,077
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 614

[1]	Deposits denominated in U.S. dollars amount to $293,366 (January 31, 2025 – $309,983 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,184 (January 31, 2025 – $20,198; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $33,975 (January 31, 2025 – $34,709; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $114,253 (January 31, 2025 – $115,267; October 31, 2024 – $109,683).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $123 (January 31, 2025 – $122; October 31, 2024 – $124) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.